NON-CONTROLLING INTERESTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2019 CNY (¥)
Disclosure of subsidiaries [line items]
Acquisition	$ 1,121
Henan Found [Member]
Disclosure of subsidiaries [line items]
Percentage of non-controlling interests	22.50%	22.50%
Henan Huawei [Member]
Disclosure of subsidiaries [line items]
Percentage of non-controlling interests	20.00%	20.00%
Yunxiang [Member]
Disclosure of subsidiaries [line items]
Percentage of non-controlling interests	30.00%	30.00%
Guangdong Found [Member]
Disclosure of subsidiaries [line items]
Percentage of non-controlling interests	1.00%	1.00%
SX Gold [Member]
Disclosure of subsidiaries [line items]
Percentage of non-controlling interests	22.50%	22.50%
Henan Non-ferrous Geology Minerals Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage of Equity interest held of Henan found and Henan Huawei	17.50%			17.50%
Dividends declared	$ 8,995		2,269
Accounts payable and accrued liabilities			3,786
Henan Xinxiangrong Mining Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage of Equity interest held of Henan found and Henan Huawei	5.00%			5.00%
Dividends declared	$ 2,570		648
Accounts payable and accrued liabilities			1,082
Henan Xinhui Mining Co. Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage of Equity interest held of Henan found and Henan Huawei	20.00%			20.00%
Dividends declared	$ 1,694
GRT Mining Investment (Beijing) Co. Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage of non-controlling interests	4.00%	4.00%
Percentage of Equity interest held of Henan found and Henan Huawei	5.00%			5.00%
Cash consideration	$ 2,200
Acquisition	$ 1,121
GRT Mining Investment (Beijing) Co. Ltd. [Member] | RMB [Member]
Disclosure of subsidiaries [line items]
Cash consideration | ¥				¥ 15,000
Acquisition | ¥		¥ 7,500